Note 16 - Plant Restructuring	12 Months Ended
Mar. 31, 2023
Notes to Financial Statements
Restructuring and Related Activities Disclosure [Text Block]

16. Plant Restructuring

The following table summarizes the restructuring charges recorded and the accruals established during fiscal years 2023, 2022 and 2021 (in thousands):

	Severance	Other
	Payable	Costs	Total

Balance March 31, 2020	$202	$-	202
Charge to expense	227	(45)	182
Cash payments/write offs	(429)	45	(384)
Balance March 31, 2021	-	-	-
Charge to expense	-	70	70
Cash payments/write offs	-	(70)	(70)
Balance March 31, 2022	-	-	-
Charge to expense	361	3,189	3,550
Cash payments/write offs	(244)	(3,189)	(3,433)
Balance March 31, 2023	$117	$-	$117

During fiscal year 2023, the Company incurred restructuring charges primarily due to ceasing production of green beans at a plant in the Northeast. The charges mainly consisted of severance and write-downs of production equipment that was to be scrapped or sold. During fiscal years 2022 and 2021, the Company incurred restructuring charges primarily related to plants that were closed in previous periods, including severance, health care costs, and lease impairments, amongst other minor changes.